Other long-term investment (Tables)	6 Months Ended
Jun. 30, 2016
Investments, All Other Investments [Abstract]
Schedule of Other Long-term Investment
Cost method investee	Initial Cost	Ownership	December 31, 2015	June 30, 2016
	US$		US$	US$
Beijing Ruihao Rongtong Real estate development Co., Ltd.	30,865,904	80%	30,865,904	30,865,904
Zhengzhou Lianhe Real Estate Co., Ltd.	241,648	1.85%	241,648	241,648